Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
(17)	Earnings Per Share:

Earnings per share of common stock are based on the weighted average number of basic shares and dilutive shares outstanding during the year. Common stock warrants outstanding are not included in the dilutive earnings per share computations because they would be anti-dilutive.

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2017	2016	2015
Basic earnings per share:
Weighted average common shares	6,695,721	6,757,345	6,919,190
Less: Average unallocated ESOP shares	(474,089)	(523,485)	(546,913)

Weighted average common shares	6,221,632	6,233,860	6,372,277

Weighted average common and incremental shares	6,221,632	6,233,860	6,372,277